UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number  811-21473
                                    811-21518

Name of Fund:  Inflation Protected Fund
               Master Inflation Protected Trust Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Inflation Protected Fund and Master Inflation Protected Trust Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 11/30/2006

Date of reporting period: 06/01/06 - 08/31/06

Item 1 -  Schedule of Investments


BlackRock Inflation Protected Fund

Schedule of Investments as of August 31, 2006

                                   Beneficial
                                     Interest   Mutual Funds                                                            Value
                               $   67,294,357   Master Inflation Protected Trust                                $      73,952,649

                                                Total Mutual Funds (Cost - $74,678,083) - 100.1%                       73,952,649

                                                Total Investments (Cost - $74,678,083) - 100.1%                        73,952,649
                                                Liabilities in Excess of Other Assets - (0.1%)                           (62,325)
                                                                                                                 ----------------
                                                Net Assets - 100.0%                                              $     73,890,324
                                                                                                                 ================


Master Inflation Protected Trust

Schedule of Investments as of August 31, 2006

                          Face
Industry                Amount   Corporate Bonds                                                                         Value
Consumer         $   2,500,000   SLM Corp., 5.44% due 4/01/2009 (a)                                               $     2,407,000
Finance - 3.3%

                                 Total Corporate Bonds (Cost - $2,500,000) - 3.3%                                       2,407,000


                                 U.S. Government Obligations
                     1,695,384   U.S. Treasury Inflation Indexed Bonds, 3.625% due 1/15/2008                            1,717,570
                     5,195,904   U.S. Treasury Inflation Indexed Bonds, 3.875% due 1/15/2009                            5,368,829
                     4,888,718   U.S. Treasury Inflation Indexed Bonds, 4.25% due 1/15/2010                             5,195,598
                     9,317,265   U.S. Treasury Inflation Indexed Bonds, 0.875% due 4/15/2010                            8,851,402
                     1,258,014   U.S. Treasury Inflation Indexed Bonds, 3.375% due 1/15/2012                            1,329,269
                     1,692,600   U.S. Treasury Inflation Indexed Bonds, 3% due 7/15/2012                                1,761,692
                     7,677,387   U.S. Treasury Inflation Indexed Bonds, 1.875% due 7/15/2013                            7,487,249
                     7,356,801   U.S. Treasury Inflation Indexed Bonds, 2% due 1/15/2014                                7,224,319
                     2,152,680   U.S. Treasury Inflation Indexed Bonds, 2% due 7/15/2014                                2,112,653
                     4,462,668   U.S. Treasury Inflation Indexed Bonds, 1.625% due 1/15/2015                            4,249,821
                     6,330,174   U.S. Treasury Inflation Indexed Bonds, 2.50% due 7/15/2016                             6,473,343
                     8,610,720   U.S. Treasury Inflation Indexed Bonds, 2.375% due 1/15/2025                            8,788,988
                     8,453,401   U.S. Treasury Inflation Indexed Bonds, 3.625% due 4/15/2028                           10,530,098
                     2,286,060   U.S. Treasury Inflation Indexed Bonds, 3.375% due 4/15/2032                            2,854,985

                                 Total U.S. Government Obligations
                                 (Cost - $74,899,175) - 100.0%                                                         73,945,816


                    Beneficial
                      Interest   Short-Term Securities
                 $   1,729,487   Merrill Lynch Liquidity Series, LLC Cash Sweep
                                 Series I, 5.11% (b)(c)                                                                 1,729,487

                                 Total Short-Term Securities (Cost - $1,729,487) - 2.3%                                 1,729,487

                                 Total Investments (Cost - $79,128,662) - 105.6%                                       78,082,303


                     Number of
                    Contracts*   Options Written
Call Options                20   Consumer Price Index (CPI) Linked Floor at 1%, expiring April 2009,
Written - (0.0%)                 Broker Morgan Stanley Capital Services, Inc.                                               (200)

                                 Total Options Written (Premiums Received - $32,000) - (0.0%)                               (200)

                                 Total Investments, Net of Options Written
                                 (Cost - $79,096,662**) - 105.6%                                                       78,082,103
                                 Liabilities in Excess of Other Assets - (5.6%)                                       (4,124,852)
                                                                                                                  ---------------
                                 Net Assets - 100.0%                                                              $    73,957,251
                                                                                                                  ===============


  * One contract represents a notional amount of $1,000,000.

 ** The cost and unrealized appreciation (depreciation) of investments as of August 31, 2006, as computed for federal income tax purposes, were as follows:


    Aggregate cost                                $      78,963,234
                                                  =================
    Gross unrealized appreciation                 $         375,443
    Gross unrealized depreciation                       (1,256,574)
                                                  -----------------
    Net unrealized depreciation                   $       (881,131)
                                                  =================


(a) Floating rate security.

(b) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                    Net            Interest
    Affiliate                                     Activity          Income


    Merrill Lynch Liquidity Series, LLC
      Cash Sweep Series I                      $  (8,581,861)      $75,515


(c) Represents the current yield as of August 31, 2006.

  o For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

  o Swaps outstanding as of August 31, 2006 were as follows:


                                                                   Unrealized
                                                  Notional        Appreciation
                                                   Amount        (Depreciation)

    Sold credit default protection on
    Time Warner, Inc. and receive 0.50%

    Broker, Morgan Stanley Capital Services, Inc.
    Expires June 2007                             $ 2,000,000        $   6,826

    Sold credit default protection on
    Wyeth and receive 0.67%

    Broker, Lehman Brothers Special Finance
    Expires June 2009                             $ 2,000,000           30,270

    Sold credit default protection on
    Sprint Capital Corp. and receive 0.93%

    Broker, JPMorgan Chase
    Expires June 2009                             $ 2,000,000           36,268

    Sold credit default protection on
    Dow Jones CDX North America
    Investment Grade Index Series 2
    and receive 0.60%

    Broker, JPMorgan Chase
    Expires September 2009                        $ 2,976,000           30,250

    Sold credit default protection on
    Fannie Mae and receive 0.18%

    Broker, Lehman Brothers Special Finance
    Expires March 2010                            $ 5,000,000           20,695

    Sold credit default protection on
    Freddie Mac and receive 0.15%

    Broker, Lehman Brothers Special Finance
    Expires June 2010                             $ 6,000,000           21,318

    Sold credit default protection on
    Fannie Mae and receive 0.48%

    Broker, Deutsche Bank AG London
    Expires June 2010                             $ 3,000,000           36,090

    Sold credit default protection on WFS
    Financial Owner Trust Series 2003-2 Class
    C and receive 0.41%

    Broker, Morgan Stanley Capital Services, Inc.
    Expires December 2010                         $ 1,006,000              293

    Receive a floating rate based on
    1-month LIBOR plus 0.47%, which
    is capped at a fixed coupon of 6%,
    and pay a floating rate based on
    1-month LIBOR

    Broker, Credit Suisse First Boston International
    Expires June 2011                             $ 5,500,000          (3,481)

    Sold credit default protection on
    Holmes Financing Plc Series 8
    Class 2C and receive 0.55%

    Broker, Deutsche Bank AG London
    Expires July 2040                             $ 3,000,000          (9,027)

    Sold credit default protection on
    Permanent Financing Plc Series 4
    Class 2C and receive 0.55%

    Broker, Deutsche Bank AG London
    Expires June 2042                             $ 3,000,000          (9,849)

    Sold credit default protection on
    Granite Mortgages Plc Series
    2004-2 Class 1C and receive 0.45%

    Broker, Deutsche Bank AG London
    Expires June 2044                             $   406,000          (4,511)
                                                                     ---------
    Total                                                            $ 155,142
                                                                     =========



Item 2 -  Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
          (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -  Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Inflation Protected Fund and Master Inflation Protected Trust Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Inflation Protected Fund and Master Inflation Protected Trust Fund, Inc.


Date:  October 19, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Inflation Protected Fund and Master Inflation Protected Trust Fund, Inc.


Date:  October 19, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       Inflation Protected Fund and Master Inflation Protected Trust Fund, Inc.


Date:  October 19, 2006